                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               dated July 29, 2005


In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to BAMCO, Inc.'s management of the Focus TechNet Portfolio is deleted in its entirety and replaced with the following:

-------------------------------------------------------------------------------------------------------------------
                  ADVISER/        NAME AND TITLE OF PORTFOLIO
  PORTFOLIO      SUBADVISER     MANAGER (AND/OR MANAGEMENT TEAM)                      EXPERIENCE
-------------------------------------------------------------------------------------------------------------------
  Focus TechNet     BAMCO        o   Michael Lippert, JD, CFA        Mr. Lippert is the portfolio manager for the
  Portfolio                          Portfolio Manager               Baron iOpportunity Fund.  Mr. Lippert served
                                                                     as a senior research analyst on a team of
                                                                     analysts that provided research for the
                                                                     Portfolio and the Baron Fifth Avenue
                                                                     Growth Fund, where he covered internet,
                                                                     communications, media and entertainment, and
                                                                     business services companies since December
                                                                     2001. Prior to joining Baron Capital, he was
                                                                     a research analyst and general counsel for
                                                                     JLF Asset Management from April 2001, and
                                                                     from 2000 to 2001, he was a partner in the
                                                                     firm of Baker & Botts.
-------------------------------------------------------------------------------------------------------------------


Date: March 9, 2006

Class 2 (Version 3), Class 3 (Version 4), and Combined Master